Restructuring and Other Charges - Activity and Reserve Balances for Restructuring Charges (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring reserve beginning balance	$ 152	$ 63	$ 72	$ 55
Cash payments	(86)	(66)	(127)	(42)
Restructuring charges	69	622	296	210
Other	(50)	(467)	(178)	(151)
Restructuring reserve ending balance	85	152	63	72
Layoff Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve beginning balance	137	50	58	40
Cash payments	(64)	(65)	(120)	(41)
Restructuring charges	27	199	138	152
Other	(52)	(47)	(26)	(93)
Restructuring reserve ending balance	48	137	50	58
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve beginning balance	15	13	14	15
Cash payments	(22)	(1)	(7)	(1)
Restructuring charges	42	423	158	58
Other	2	(420)	(152)	(58)
Restructuring reserve ending balance	$ 37	$ 15	$ 13	$ 14